LOANS RECEIVABLE - Allowance for Loan Losses and Recorded Investment in Loans Based on Portfolio Segment and Impairment Method (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Loan and Lease Receivables, Impaired [Abstract]
Allowance for loan losses on loans individually evaluated for impairment	$ 397	$ 1,024
Allowance for loan losses on loans collectively evaluated for impairment	19,986	30,805
Allowance for loan losses on loans acquired with deteriorated credit quality	31
Total Loans Receivable	784,792	930,435
Loans individually evaluated for impairment	64,269	85,671
Loans collectively evaluated for impairment	720,523	844,764
Loans acquired with deteriorated credit quality	4,196	3,245
Residential properties [Member]
Loan and Lease Receivables, Impaired [Abstract]
Allowance for loan losses on loans individually evaluated for impairment	333	975
Allowance for loan losses on loans collectively evaluated for impairment	8,309	5,966
Allowance for loan losses on loans acquired with deteriorated credit quality	31
Total Loans Receivable	370,296	332,320
Loans individually evaluated for impairment	18,864	18,440
Loans collectively evaluated for impairment	351,432	313,880
Loans acquired with deteriorated credit quality	4,196	3,245
Residential Held For Sale [Member]
Loan and Lease Receivables, Impaired [Abstract]
Allowance for loan losses on loans individually evaluated for impairment
Allowance for loan losses on loans collectively evaluated for impairment
Allowance for loan losses on loans acquired with deteriorated credit quality
Total Loans Receivable	69,079	163,834
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	69,079	163,834
Loans acquired with deteriorated credit quality
Commercial real estate [Member]
Loan and Lease Receivables, Impaired [Abstract]
Allowance for loan losses on loans individually evaluated for impairment	35	7
Allowance for loan losses on loans collectively evaluated for impairment	6,526	7,079
Allowance for loan losses on loans acquired with deteriorated credit quality
Total Loans Receivable	266,895	319,272
Loans individually evaluated for impairment	10,235	24,895
Loans collectively evaluated for impairment	256,660	294,377
Loans acquired with deteriorated credit quality
Construction and Development [Member]
Loan and Lease Receivables, Impaired [Abstract]
Allowance for loan losses on loans individually evaluated for impairment	4	42
Allowance for loan losses on loans collectively evaluated for impairment	4,837	16,548
Allowance for loan losses on loans acquired with deteriorated credit quality
Total Loans Receivable	60,697	89,689
Loans individually evaluated for impairment	23,917	42,267
Loans collectively evaluated for impairment	36,780	47,422
Loans acquired with deteriorated credit quality
Commercial loans [Member]
Loan and Lease Receivables, Impaired [Abstract]
Allowance for loan losses on loans individually evaluated for impairment	25
Allowance for loan losses on loans collectively evaluated for impairment	33	513
Allowance for loan losses on loans acquired with deteriorated credit quality
Total Loans Receivable	12,226	17,567
Loans individually evaluated for impairment	11,250
Loans collectively evaluated for impairment	976	17,567
Loans acquired with deteriorated credit quality
Installment [Member]
Loan and Lease Receivables, Impaired [Abstract]
Allowance for loan losses on loans individually evaluated for impairment
Allowance for loan losses on loans collectively evaluated for impairment	281	699
Allowance for loan losses on loans acquired with deteriorated credit quality
Total Loans Receivable	5,599	7,753
Loans individually evaluated for impairment	3	69
Loans collectively evaluated for impairment	5,596	7,684
Loans acquired with deteriorated credit quality